Segment Information - Summary Of General And Administration Of The Company (Parentheticals) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Allocated share based compensation expenses	$ 8.6	$ 13.5	$ 17.0		$ 21.4		$ 62.5	$ 73.4	$ 70.2
Allocation of Corporate and Shared Employee Share Based Compensation
Allocated share based compensation expenses							15.0	26.7	19.6
Starz Business of Lions Gate Entertainment Corp
Allocated share based compensation expenses			9.6	[1]	13.0	[1]	24.6	25.7	28.0
Starz Business of Lions Gate Entertainment Corp | Allocation Of Lions Gate Corporate And Shared Employees Share Based Compensation
Allocated share based compensation expenses			$ 0.7		$ 2.8		$ 5.6	$ 9.7	$ 7.8

[1]	Entered into during the three months ended September 30, 2024.